Reserve Investment Funds	07/01/2018 to 06/30/2019

ICA File Number: 811-08279
Registrant Name: T. Rowe Price Reserve Investment Funds, Inc.
Reporting Period: 07/01/2018 - 06/30/2019

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2018 to 06/30/2019

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Reserve Investment Funds, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date September 3, 2019

=========================== Government Reserve Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============================== Short-Term Fund ================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================== Short-Term Government Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================ Treasury Reserve Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT